Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of net income tax benefit

	2020	2019
Tax benefit computed at expected statutory rate	$(2,549)	$(2,867)
State income taxes	(288)	2
Permanent differences:
Intangibles purchased	(2,185)	-
Change in fair value of derivative liabilities	77	(664)
Gain/Loss on conversion of liabilities	364	-
Temporary differences:
Share-based compensation	892	728
Property and equipment	(94)	(48)
Intangible assets	-	640
Other adjustments	657	42
Increase in valuation allowance	3,280	2,169
Net income tax benefit	$-	$-

Schedule of deferred tax assets

	2020	2019
Net operating loss carryover	$25,659	$23,327
Depreciable and amortizable assets	1,866	1,761
Share-based compensation	4,548	3,586
Accrued liabilities	42	57
Allowance for bad debts	135	120
Change in fair value of derivative liabilities	(802)	(2,884)
Intangible assets purchased	(2,185)	-
Other	365	381
Less: valuation allowance	(29,628)	(26,348)
Net deferred tax asset	$-	$-